Inventories	12 Months Ended
Jun. 30, 2023
Inventories [Abstract]
Inventories	Note 14. Inventories
	As of June 30, 2023	As of June 30, 2022
Raw materials	179,368	-
Finished goods	286,380	-
Total Inventories	$465,748	$-